EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
Schedule of compensation of key management personnel

	Year Ended December 31,
	2019	2018
Salaries, short-term incentives and other benefits	$14,553	$14,701
Post-employment benefits	1,579	1,984
Share-based payments	24,130	20,440
Total	$40,262	$37,125